Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Convertible redeemable series A preferred stock, par value	$ 0.0001	$ 0.0001
Convertible redeemable series A preferred stock, shares authorized	50,000,000	50,000,000
Convertible redeemable series A preferred stock, shares issued		730,000
Convertible redeemable series A preferred stock, shares outstanding		730,000
Preferred stock series B, par value	$ 0.0001	$ 0.0001
Preferred stock series B, shares authorized	1,200,000	1,200,000
Preferred stock series B, shares issued
Preferred stock series B, shares outstanding
Common stock class A, par value	$ 0.0001	$ 0.0001
Common stock class A, shares authorized	200,000,000	200,000,000
Common stock class A, shares issued	18,209,452	12,444,165
Common stock class A, shares outstanding	18,209,452	12,444,165